Stockholders' Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			3 Months Ended		12 Months Ended
	Sep. 30, 2014	Aug. 31, 2013	Jun. 30, 2012	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Total net proceeds received from IPO	$ 88,468
Share split ratio			10
Stock split				In June, 2012, there was a ten-for-one share split by means of a share dividend of nine shares for each share then outstanding.
Share based compensation number of shares available for grant				763,033		184,261
Share based compensation expiration period				10 years
Share based compensation vesting period				4 years
Unrecognized share based compensation expense				5,012		4,273
Unrecognized share based compensation expense recognition period				2 years 11 months 23 days		2 years 11 months 1 day
Warrants issued		15,000
Warrants exercise price		$ 2.21
Expenses related to warrants		19
Expected dividend yield				0.00%	0.00%	0.00%	0.00%	0.00%
Fair value of shares per share				$ 55.57		$ 39.65
IPO
Class of Stock [Line Items]
Ordinary shares issued for service	5,360,000
Public offering price	$ 16.00
Underwriting discounts and commissions	6,904
Other offering expense	3,846
Over-Allotment Option
Class of Stock [Line Items]
Ordinary shares issued for service	804,000			600,000
Public offering price	$ 16.00
Offering expense included in additional paid-in capital balance	$ 592